Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	567,941,993	488,733,461	486,774,622
Ordinary shares Fully paid	$ 367,537,075	$ 338,425,286	$ 338,108,198